As filed with the Securities and Exchange Commission on May 1, 2026
Securities Act File No. 333-208312
Investment Company Act File No. 811-23117

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 158	☒
and/or
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 159	☒
(Check appropriate box or boxes)

JPMORGAN TRUST IV
(Exact Name of Registrant as Specified in Charter)

390 Madison Avenue
New York, New York 10017
(Address of Principal Executive Offices)
Registrant’s Telephone Number, Including Area Code: (800) 480-4111
Gregory S. Samuels, Esq.
J.P. Morgan Investment Management Inc.
270 Park Avenue
New York, New York 10017
(Name and Address of Agent for Service)

With copies to:
Erika K. Messbarger, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Todd P. Zerega Morgan, Lewis & Bockius LLP One Oxford Centre, 32nd Floor Pittsburgh, PA 15219-6401

It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)
☒	on May 13, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectus, statement of additional information and Part C included in Post-Effective Amendment No. 152 to the Registration Statement on Form N-1A of JPMorgan Trust IV (the “Trust”), filed with the Commission on December 19, 2025 (Accession Number 0001193125-25-325413) (the “Registration Statement”) are incorporated herein by reference.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant, JPMorgan Trust IV, certifies that it meets all the requirements for effectiveness of the registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus and State of Ohio on the 1st day of May, 2026.
JPMorgan Trust IV
By:	Matthew J. Kamburowski*
Name: Matthew J. Kamburowski
Title: President and Principal Executive Officer
Pursuant to the requirements of the Securities Act, this Amendment to the registration statement has been signed below by the following persons in the capacities indicated on May 1, 2026.

Stephen P. Fisher*
Stephen P. Fisher
Trustee

Gary L. French*
Gary L. French
Trustee

Kathleen M. Gallagher*
Kathleen M. Gallagher
Trustee

Robert J. Grassi*
Robert J. Grassi
Trustee

Frankie D. Hughes*
Frankie D. Hughes
Trustee

Raymond Kanner*
Raymond Kanner
Trustee

Thomas P. Lemke*
Thomas P. Lemke
Trustee

Timothy J. Clemens*
Timothy J. Clemens
Treasurer and Principal Financial Officer

*By	/s/ Erika K. Messbarger
Erika K. Messbarger
Attorney-In-Fact

Brenda Lyons*
Brenda Lyons
Trustee

Mary E. Martinez*
Mary E. Martinez
Trustee

Marilyn McCoy*
Marilyn McCoy
Trustee

Shaun Real*
Shaun Real
Trustee

Emily A. Youssouf*
Emily A. Youssouf
Trustee

Robert F. Deutsch*
Robert F. Deutsch
Trustee

Nina O. Shenker*
Nina O. Shenker
Trustee

Matthew J. Kamburowski*
Matthew J. Kamburowski
President and Principal Executive Officer